AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2014
AVAILABLE-FOR-SALE SECURITIES [Abstract]
AVAILABLE-FOR-SALE SECURITIES
4.	AVAILABLE-FOR-SALE SECURITIES

In February 2014, the Company made an investment in Ourgame International Holdings Limited (“Ourgame”) for a consideration of RMB100 million (equivalent to $16.3 million) and recorded it as a long-term investment. Ourgame has become listed in Hong Kong since June 2014 and accordingly, the investment has a readily determinable fair value. Based on its expected period of holding, the Company has accounted for the investment as available-for-sale securities under current assets thereafter.